Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - Net Loss Per Common Share [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Class A [Member]
Numerator:
Allocation of net income (loss)	$ (664,118)	$ 1,563,634	$ (3,692,998)	$ 6,499,355
Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	23,000,000	23,000,000	23,000,000
Basic and diluted net income (loss) per common share	$ (0.03)	$ 0.07	$ (0.16)	$ 0.28
Class B [Member]
Numerator:
Allocation of net income (loss)	$ (166,029)	$ 390,909	$ (923,249)	$ 1,624,839
Denominator:
Basic and diluted weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000
Basic and diluted net income (loss) per common share	$ (0.03)	$ 0.07	$ (0.16)	$ 0.28